Loans and Advances to Customers - Summary of Finance Lease and Hire Purchase Contract Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	£ 4,383	£ 7,210
Unearned finance income	(467)	(656)
Net investment	3,916	6,554
No later than one year
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,906	3,468
Unearned finance income	(5)	(297)
Net investment	1,901	3,171
Later than one year and not later than two years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	1,324	1,829
Unearned finance income	(201)	(173)
Net investment	1,123	1,656
Later than two years and not later than three years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	772	1,099
Unearned finance income	(141)	(106)
Net investment	631	993
Later than three years and not later than four years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	343	575
Unearned finance income	(82)	(55)
Net investment	261	520
Later than four years and not later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	38	231
Unearned finance income	(38)	(25)
Net investment	0	206
Later than five years
Disclosure Of Finance Lease And Hire Purchase Contract Receivables [Line Items]
Gross investment	0	8
Unearned finance income	0	0
Net investment	£ 0	£ 8